Financial instruments and financial risk management - Currency and interest rate risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of risk management strategy
Approximate percentage of net foreign currency exposure that the entity hedges	25.00%
Derivative financial assets held for hedging	€ 0	€ 0
Derivative financial liabilities held for hedging	€ 0	€ 0
Maximum
Disclosure of risk management strategy
Duration of foreign currency hedging transactions	1 year
Currency risk | USD
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ 3,095	€ 10,645
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (3,782)	€ (13,011)
Currency risk | GBP
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ 6,418	€ 2,235
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (7,845)	€ (2,732)